Note 10 - Financial Instruments (Details) - Fair Value of Company’s Liabilities - Interest Rate Swap [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Liabilities
Interest rate swap contracts, current and long-term portion	$ 334,716	$ 298,771
Fair Value, Inputs, Level 2 [Member]
Liabilities
Interest rate swap contracts, current and long-term portion	$ 334,716	$ 298,771